NOTE 12. CONCENTRATION AND RISK (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
NOTE 12. CONCENTRATION (SCHEDULE)
Vendors	Purchases
Rio Bonito	537,232	21%
Total	$537,232	21%
  During the year ended December 31, 2011, major vendors were as follows:
Vendors	Purchases
Rio Bonito	251,811	21%
Total	$251,811	21%